SHARE-BASED COMPENSATION - 2014 RESTRICTED SHARES PLAN (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 24, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Other disclosures
Share-based compensation expenses		$ 48,690	¥ 315,407	¥ 173,274	¥ 37,396
2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Number of shares subject to award | shares	122,545,665
Other disclosures
Share-based compensation expenses		$ 11,080	¥ 71,772
Restricted shares with an option feature | 2014 Restricted Share Plan
Number of shares
Granted | shares		20,808,900	20,808,900
Forfeited | shares		(811,000)	(811,000)
Exercised | shares		(200,000)	(200,000)
Outstanding at the end of the year | shares		19,797,900				19,797,900
Vested and expected to vest at end of year | shares		17,358,555	17,358,555
Exercisable | shares		584,000				584,000
Weighted Average Exercise Price
Granted (in dollars per share)		$ 0.30
Forfeited (in dollars per share)		0.34
Outstanding at the end of the year (in dollars per share)		0.30
Vested and expected to vest at end of year (in dollars per share)		0.29
Exercisable at end of year (in dollars per share)		0.00
Weighted Average Grant Date Fair Value
Granted (in dollars per share)		2.21
Forfeited (in dollars per share)		2.30
Exercised (in dollars per share)		2.58
Outstanding at end of year (in dollars per share)		2.20
Vested and expected to vest at the end of the year (in dollars per share)		2.23
Exercisable (in dollars per share)		$ 2.58
Weighted Average Remaining Contractual Term
Outstanding at the end of the year		8 years 3 months 22 days	8 years 3 months 22 days
Vested and expected to vest		8 years 3 months 22 days	8 years 3 months 22 days
Exercisable		8 years 3 months 22 days	8 years 3 months 22 days
Aggregate Intrinsic Value
Outstanding at the end of the year | $		$ 25,801
Vested and expected to vest at the end of the year | $		22,612
Exercisable | $		934
Exercised		$ 313	¥ 2,028
Fair Value Assumptions
Risk-free interest rates, minimum		2.68%	2.68%
Risk-free interest rates, maximum		2.97%	2.97%
Expected volatility range, minimum		53.10%	53.10%
Expected volatility range, maximum		63.30%	63.30%
Other disclosures
Unrecognized compensation costs		$ 27,405				¥ 177,524
Expected period over which unamortized compensation costs is to be recognized		2 years 5 months 23 days	2 years 5 months 23 days
Maximum | 2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Vesting period	5 years
Maximum | Restricted shares with an option feature | 2014 Restricted Share Plan
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)		$ 2.58
Expected dividend yield		0.00%	0.00%
Expected exercise multiple		2.2	2.2
Fair value per option granted (in dollars pers share)		$ 2.58
Minimum | Restricted shares with an option feature | 2014 Restricted Share Plan
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)		1.60
Fair value per option granted (in dollars pers share)		$ 1.17
Class A Ordinary shares
Other disclosures
Ordinary shares, shares issued | shares		365,961,759		288,988,560		365,961,759
Ordinary shares outstanding for exercised share awards | shares		350,398,737		260,045,912		350,398,737
Class A Ordinary shares | 2014 Restricted Share Plan
Other disclosures
Ordinary shares, shares issued | shares		200,000				200,000
Ordinary shares outstanding for exercised share awards | shares		200,000				200,000